SIGNIFICANT ACCOUNTING POLICIES - Economic Scenario Weightings (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019
Stage 3 | Foreign Subsidiaries | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Loans payable in default	$ 5	$ 15,000
Optimistic scenario
SIGNIFICANT ACCOUNTING POLICIES
Projections percentile	80.00%	80.00%
Probability weighting	10.00%	10.00%	20.00%
Optimistic scenario | Colombia | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(6.50%)	(6.50%)	3.60%
Optimistic scenario | Colombia | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	8.20%	8.20%	3.60%
Optimistic scenario | Colombia | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	5.50%	5.50%	3.70%
Optimistic scenario | Panama | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(17.70%)	(17.70%)	4.40%
Optimistic scenario | Panama | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	10.00%	10.00%	4.80%
Optimistic scenario | Panama | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	5.80%	5.80%	5.60%
Optimistic scenario | Guatemala | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(1.60%)	(1.60%)	3.90%
Optimistic scenario | Guatemala | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.50%	3.50%	4.00%
Optimistic scenario | Guatemala | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.00%	4.00%	4.00%
Optimistic scenario | El Salvador | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(6.00%)	(6.00%)	2.70%
Optimistic scenario | El Salvador | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.40%	4.40%	2.70%
Optimistic scenario | El Salvador | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.70%	3.70%	2.70%
Base scenario
SIGNIFICANT ACCOUNTING POLICIES
Projections percentile	60.00%	60.00%
Probability weighting	60.00%	60.00%	60.00%
Base scenario | Colombia | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(7.40%)	(7.40%)	3.30%
Base scenario | Colombia | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	5.70%	5.70%	3.30%
Base scenario | Colombia | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.50%	4.50%	3.40%
Base scenario | Panama | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(19.20%)	(19.20%)	4.20%
Base scenario | Panama | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	6.50%	6.50%	4.60%
Base scenario | Panama | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.80%	4.80%	5.10%
Base scenario | Guatemala | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(2.90%)	(2.90%)	3.50%
Base scenario | Guatemala | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.00%	3.00%	3.60%
Base scenario | Guatemala | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.50%	3.50%	3.60%
Base scenario | El Salvador | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(7.00%)	(7.00%)	2.40%
Base scenario | El Salvador | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.40%	3.40%	2.40%
Base scenario | El Salvador | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.00%	3.00%	2.40%
Pessimistic scenario
SIGNIFICANT ACCOUNTING POLICIES
Projections percentile	20.00%	20.00%
Probability weighting	30.00%	30.00%	20.00%
Pessimistic scenario | Colombia | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(9.80%)	(9.80%)	2.90%
Pessimistic scenario | Colombia | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.20%	3.20%	3.00%
Pessimistic scenario | Colombia | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.00%	4.00%	3.10%
Pessimistic scenario | Panama | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(21.70%)	(21.70%)	4.00%
Pessimistic scenario | Panama | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.90%	2.90%	4.30%
Pessimistic scenario | Panama | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.80%	3.80%	4.60%
Pessimistic scenario | Guatemala | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(3.50%)	(3.50%)	3.20%
Pessimistic scenario | Guatemala | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.50%	2.50%	3.30%
Pessimistic scenario | Guatemala | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.80%	2.80%	3.30%
Pessimistic scenario | El Salvador | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	(8.20%)	(8.20%)	1.90%
Pessimistic scenario | El Salvador | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.60%	2.60%	1.90%
Pessimistic scenario | El Salvador | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.40%	2.40%	1.90%